Discontinued Operations - Summary of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operations:
Income (loss) from discontinued operations before income tax expense (benefit)						$ 126	$ (3)	$ 55
Income tax expense (benefit)						20	(1)	20
Income (loss) from discontinued operations, net of tax expense (benefit)	$ 59	$ 8	$ 38	$ 1	$ (1)	$ 106	$ (2)	$ 35